Stock Option Plans - Additional information (Detail) (USD $)	3 Months Ended		12 Months Ended					3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 08, 2011	Dec. 31, 2010	Mar. 02, 2010	Mar. 13, 2013 Minimum [Member]	Mar. 13, 2013 Officer and Key Employees [Member]	Mar. 16, 2012 Officer and Key Employees [Member]	Mar. 16, 2012 Officer and Key Employees [Member]	Mar. 13, 2013 Executive Officer [Member] Y	Dec. 31, 2012 Incentive Plan Prior to 2007 [Member]	Dec. 31, 2012 Non Qualified Plan Prior to 2007 [Member] Officer and Key Employees [Member]	Dec. 31, 2012 Prior to 2009 Options [Member]	Mar. 31, 2013 Black-Scholes Option Pricing Model [Member]	Mar. 31, 2012 Black-Scholes Option Pricing Model [Member]	Dec. 31, 2012 Black-Scholes Option Pricing Model [Member]	Dec. 31, 2011 Black-Scholes Option Pricing Model [Member]	Dec. 31, 2010 Black-Scholes Option Pricing Model [Member]	Mar. 31, 2013 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Mar. 31, 2013 Performance-Based Restricted Stock [Member]	Dec. 31, 2012 Performance-Based Restricted Stock [Member]
Stock Option Plans [Line Items]
Maximum number of shares available			352,000	224,000		216,000															500,000	900,000
Maximum number of shares granted during any fiscal year to any person	200,000		200,000																				100,000	100,000
Maximum amount payable for the shares granted during any fiscal year to any person																							$ 3,000,000	$ 3,000,000
Maximum period for the exercise of stock options, years	7 years		7 years
Minimum exercise price of stock options, percent of fair market value of a share of common stock on the date of grant	100.00%		100.00%
Shares available for grant					851,000		858,000		1,665,000	1,355,000	1,355,000										8,000,000	10,000,000
Stock options granted, exercise percentage, year one									34.00%	34.00%	34.00%
Stock options granted, exercise percentage, year two									33.00%	33.00%	33.00%
Stock options granted, exercise percentage, year three									33.00%	33.00%	33.00%
Number of years options expire, maximum	7 years	7 years	7 years	7 years		7 years									10 years
Minimum age of employee with not subject to award forfeiture on condition compliance												55
Period of Service from Grant Date Stock Options Awarded Not Subject to Forfeiture								2 years
Compensation expense related to stock option grants	900,000	1,000,000	7,200,000	7,100,000		7,700,000
Weighted average fair value per option for all options																$ 7.51	$ 5.44	$ 5.49	$ 5.25	$ 3.90
Total intrinsic value of options exercised	10,400,000	8,500,000	26,000,000	10,800,000		7,800,000
Total unrecognized compensation cost related to nonvested options	$ 27,700,000		$ 17,100,000
Weighted average period, years	4 years		4 years
Stock options granted, exercise rate per year					20.00%		20.00%						10.00%	10.00%
Accelerated vesting in the event of death, disability or retirement														100.00%